ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION
Schedule of subsidiaries of the Company and variable interest entities where the Company is the primary beneficiary

As of December 31, 2022, subsidiaries of the Company and variable interest entities (“VIEs”) where the Company is the primary beneficiary include the following:

	Date of	Place of	Percentage of
	incorporation	incorporation	ownership	Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%	Provision of technical consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%	Provision of content and application delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%	Investment holding

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%	Provision of content and application delivery services

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%	Investment holding

ChinaCache Networks (UK) Limited (“ChinaCache UK”)	March 10, 2016	England and Wales	100%	Provision of content and application delivery services

ShenRong Technology (Hongkong) Limited ("ShenRong HK") (ii)	December 16,2019	Hong Kong	100%	Mechanical equipment lease

RuiShen Technology (Beijing) Co., Ltd.("RuiShen BJ") (iii)	January 16, 2020	The PRC	100%	Technology Development

ChinaCache (Hong Kong) Limited ("CCHK) (iv)	October 30, 2020	The PRC	100%	Technology Development

VIEs

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT”) (i)	June 7, 1998	The PRC	—	Provision of content and application delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”) (i)	September 1, 2005	The PRC	—	Provision of content and application delivery services

ShenRong Technology (Beijing) Co., Limited(“ShenRong BJ") (i)	November 22, 2019	The PRC	—	Technology Development
(i)	The equity interest of Beijing Blue IT is held by the Founders, and Beijing Jingtian is held by two individual shareholders. The equity interest of Shenrong BJ is held by two individual shareholders. The Founders, Ding Sheng Zhi Da and the other individual shareholders mentioned above are collectively referred as the “Nominal Shareholders”.

1.      ORGANIZATION (CONTINUED)

(ii)	In December 2019, the Group established certain subsidiaries, ShenRong HK.
(iii)	In January 2020, the Group established a subsidiary, RuiShen BJ, a wholly-owned subsidiary of ShenRong HK, which has not started any operation.
(iv)	In October 2020, the group incorporated ChinaCache (Hong Kong) Limited, or CCHK, a wholly-owned subsidiary of ChinaCache UK.
(v)	On November 16, 2015, Xin Run received a capital injection of RMB1,292,000 (US$202,000) from Tianjin Shuishan Technology Co., Ltd, a PRC Company wholly owned by the Founders. As a result, the percentage of the Company’s equity ownership in Xin Run and Xin Run’s wholly-owned subsidiaries, is 99% as of December 31, 2020 and 2021.

In July 2017, Xin Run transferred all of its equity interests in Beijing Zhao Du to a buyer.

In January 2020, the Group obtained control over ShenRong BJ through contractual arrangement.

In September 2022, Xin Run and its subsidiaries (Beijing Zhao Du, Beijing Shouming, Beijing Xiangqing, Beijing Wangrun and Beijing Shuosen) have been taken over by the bankruptcy administrator.

In November 2022, the control over ChinaCache Shouming was terminated since the contractual arrangements between Xin Run, ChinaCache Shouming and certain other parties were terminated due to Xin Run’s bankcrupcy proceeding.

Schedule of financial information of the consolidated VIEs before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Group

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	12,775	19,509	2,829
Restricted cash	5,867	6,327	917
Accounts receivable (net of allowance for doubtful accounts of RMB80,556 and RMB92,338 (US$13,388) as of December 31, 2021 and 2022, respectively)	14,509	10,314	1,495
Prepaid expenses and other current assets, net	39,864	43,770	6,346
Amounts due from inter-companies (1)	241,659	183,353	26,584

Total current assets	314,674	263,273	38,171

Non-current assets:
Long term investments	10,103	10,103	1,465
Operating lease right-of-use asset	3,400	—	—
Long term deposits and other non-current assets	122	122	18

Total non-current assets	13,625	10,225	1,483

TOTAL ASSETS	328,299	273,498	39,654

	As of December 31,
	2021	2022
	RMB	RMB	US$
LIABILITIES:
Current liabilities:
Accounts payable	232,662	222,954	32,325
Accrued employee benefits	20,355	18,671	2,707
Accrued expenses and other current liabilities	58,121	58,197	8,438
Income tax payable	10,812	10,812	1,568
Amounts due to inter-companies (1)	462,162	132,793	19,253
Current portion of operating lease liabilities	2,565	—	—

Total current liabilities	786,677	443,427	64,291

Non-current liabilities:
Non-current portion of operating lease liabilities	905	—	—
Deferred government grant	14,350	14,350	2,081

Total non-current liabilities	15,255	14,350	2,081

Total liabilities	801,932	457,777	66,372

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.

1.      ORGANIZATION (CONTINUED)

Legal compliance (continued)

	For the Years Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000	US$’000
Net revenues
-Third party customers	243,224	63,038	105,146	15,245
-Inter-companies	30,670	16,082	3,150	457
Net profit/(loss)	9,718	(26,087)	16,154	2,342